Convertible Notes Payables	6 Months Ended
Jun. 30, 2026
Convertible Notes Payables [Abstract]
Convertible Notes Payables

Note 12. Convertible Notes Payables

As of December 31, 2025, the carrying amount of the Company’s convertible notes payable was US$529,768, comprising outstanding principal and accrued interest.

On February 13, 2026, two note holders elected to convert their outstanding principal amounts into Class A ordinary shares of the Company and waived the related accrued interest. Chen Yonglong converted an outstanding principal amount of US$289,200 into 243,026 Class A ordinary shares and waived accrued interest of approximately US$42,602. Hong Haicheng converted an outstanding principal amount of US$158,730 into 133,387 Class A ordinary shares and waived accrued interest of approximately US$18,352.

Both conversions were made at a conversion price of US$1.19 per share, based on the closing price of the Company’s Class A ordinary shares on the Nasdaq Capital Market on February 12, 2026. Following the conversions and waiver of accrued interest, the related convertible note obligations were fully extinguished.

As of June 30, 2026, the Company had no outstanding convertible notes payable.